UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Para Advisors, Inc.
Address: 520 Madison Avenue
         New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mr. Ron Ray
Title:       Chief Financial Officer
Phone:       212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                   New York, New York                    May 13, 2003
------------------            -----------------------               ------------
[Signature]                   [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE


                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                                    ----
Form 13F Information Table Entry Total:                               40
                                                                   -----
Form 13F Information Table Value Total:                         $102,554
                                                                 -------
                                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                             Para Partners
                                                               Form 13F
                                                    Quarter ended March 31, 2003

------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- -----------------------
                         Title of                   Value     Shares/   Sh/   Put/     Investment  Other     Voting Authority
Name of Issuer           Class         CUSIP        (x$1000)  Prn Amt   Prn   Call     Discretion  Managers

                                                                                                             Sole   Shared     None
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- -----------------------
AT&T WIRELESS SVCS INC   COM           00209A106       1,507   228,386  SH             SOLE                    228,386
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- -----------------------
BANK NEW YORK INC        COM           064057102       1,116    54,415  SH             SOLE                     54,415
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
BP PLC                   SPONSORED     055622104       9,967   258,271  SH             SOLE                    258,271
                         ADR
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
CENTRAL EUROPEAN
MEDIA ENTRP              CL A NEW      G20045202         512    39,683  SH             SOLE                     39,683

------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
CITIGROUP INC            COM           172967101       4,638   134,640  SH             SOLE                    134,640
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
COUNTRYWIDE FINANCIAL    COM           222372104       5,403    93,967  SH             SOLE                     93,967
CORP
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
COUNTRYWIDE FINANCIAL    COM           222372104         870       596  SH    CALL     SOLE                        596
CORP
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
DADE BEHRING HOLDINGS    COM           23342J206      10,500   560,000  SH             SOLE                    560,000
INC
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
ENBRIDGE ENERGY          SHS UNITS     29250X103       2,914    73,225  SH             SOLE                     73,225
MANAGEMENT L             LLI
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
ENERPLUS RES FD          UNIT TR G     29274D604       1,938   101,220  SH             SOLE                    101,220
                         NEW
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
ENTERASYS NETWORKS INC   COM           293637104       1,000   540,534  SH             SOLE                    540,534
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
FLEETBOSTON FINL CORP    COM           339030108       1,299    54,415  SH             SOLE                     54,415
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
GART SPORTS CO           COM           366630101         777    40,700  SH             SOLE                     40,700
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
GENERAL DYNAMICS CORP    COM           369550108       2,725    49,478  SH             SOLE                     49,478
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
GENERAL MTRS CORP        CL H NEW      370442832         434    38,769  SH             SOLE                     38,769
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
HALLIBURTON CO           COM           406216101       5,893   284,294  SH             SOLE                    284,294
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
HILLFIGER TOMMY CORP     ORD           G8915Z102         868   120,000  SH             SOLE                    120,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
HOUSEHOLD INTL INC       COM           441815107       1,318    46,603  SH             SOLE                     46,603
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
JUNIPER NETWORKS INC     COM           48203R104       1,021   125,000  SH             SOLE                    125,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
LOEWS CORP               COM           540424108       3,490    87,605  SH             SOLE                     87,605
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
METROMEDIA INTL GROUP    COM           591695101           -   470,877  SH             SOLE                    470,877
INC
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
MIRANT CORP              COM           604675108         396   247,355  SH             SOLE                    247,355
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
MVC CAP                  COM           553829102       1,703   208,664  SH             SOLE                    208,664
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
NEXT LEVEL COMM INC      COM           65333U104         521   441,400  SH             SOLE                    441,400
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
NTL INC DEL              COM           62940M104         289    32,562  SH             SOLE                     32,562
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
OCEAN ENERGY INC DEL     COM           67481E106       3,000   150,000  SH             SOLE                    150,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PARKER DRILLING CO       COM           701081101         664   280,342  SH             SOLE                    280,342
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PENGROWTH ENERGY TR      COM           706902103         245    25,304  SH             SOLE                     25,304
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PG&E CORP                COM           69331C108       7,735   575,061  SH             SOLE                    575,061
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PHARMACIA CORP           COM           71713U102       5,377   124,170  SH             SOLE                    124,170
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PMC-SIERRA INC           COM           69344F106         298    50,000  SH             SOLE                     50,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PRUDENTIAL FINL INC      COM           744320102       2,194    75,000  SH             SOLE                     75,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PXRE GROUP LTD           COM           G73018106       3,844   179,037  SH             SOLE                    179,037
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------

------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
SEALED AIR CORP NEW      COM           81211K209       4,536    98,649  SH             SOLE                     98,649
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
TALISMAN ENERGY INC      COM           87425E103       3,015    75,895  SH             SOLE                     75,895
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
UNIVERSAL AMERN FINL     COM           913377107       2,439   427,172  SH             SOLE                    427,172
CORP
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
WARNACO GROUP INC        CL A NEW      934390402       1,177   118,202  SH             SOLE                    118,202
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
WHITE MTNS INS GROUP     COM           G9618E107       4,390    12,913  SH             SOLE                     12,913
LTD
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
WILLIAMS COS INC DEL     COM           969457100       1,270   277,189  SH             SOLE                    277,189
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
XCEL ENERGY INC          COM           98389B100       1,271    99,205  SH             SOLE                     99,205
------------------------ ------------- ------------ --------- --------- ------------------------------------------------------------

REPORT SUMMARY           40 DATA
                         RECORDS                     102,554            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
------------------------ ------------- ------------ --------- --------- ------------------------------------------------------------